VARIABLE INTEREST ENTITIES ("VIE") - Fair Value of Identifiable Assets Acquired and Liabilities Assumed as of the Acquisition Date (Details) $ in Thousands		1 Months Ended			12 Months Ended
	Jul. 11, 2024 USD ($) shares	Jul. 31, 2024 USD ($)	May 31, 2023	Apr. 30, 2023 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jun. 10, 2024 a	Dec. 31, 2022 USD ($)
VARIABLE INTEREST ENTITIES ("VIE")
Area of facility | a							16
Goodwill					$ 0	$ 94,108		$ 94,108
Exchangeable Shares
VARIABLE INTEREST ENTITIES ("VIE")
Conversion of Exchangeable Shares (Shares) | shares					(1,689,000)	(430,000)
Tahoe Hydro
VARIABLE INTEREST ENTITIES ("VIE")
Membership interest				100.00%
Purchase consideration for acquisition				$ 1,382
Discount rate attributed to the contractual restrictions				19.45%
Tahoe Hydro | Minimum
VARIABLE INTEREST ENTITIES ("VIE")
Lock-up provision period for Exchangeable Shares issued				6 months
Tahoe Hydro | Maximum
VARIABLE INTEREST ENTITIES ("VIE")
Lock-up provision period for Exchangeable Shares issued			12 months
Tahoe Hydro | Exchangeable Shares
VARIABLE INTEREST ENTITIES ("VIE")
Shares Issued				$ 115
Conversion of Exchangeable Shares (Shares) | shares				233,000	225,000
Tahoe Hydro | Promissory Note
VARIABLE INTEREST ENTITIES ("VIE")
Incurred through combinations and acquisitions				$ 1,580
Tahoe Hydro | Convertible Note
VARIABLE INTEREST ENTITIES ("VIE")
Incurred through combinations and acquisitions				$ 2,800
NV green inc
VARIABLE INTEREST ENTITIES ("VIE")
Membership interest	100.00%
NV green inc | Exchangeable Shares
VARIABLE INTEREST ENTITIES ("VIE")
Shares Issued	$ 115
Shares Issued, shares | shares	58
NV green inc | Promissory Note
VARIABLE INTEREST ENTITIES ("VIE")
Incurred through combinations and acquisitions	$ 1,820
NV green inc | Convertible Note
VARIABLE INTEREST ENTITIES ("VIE")
Incurred through combinations and acquisitions	$ 700
Good day dispensary, llc
VARIABLE INTEREST ENTITIES ("VIE")
Equity interest in dispensaries		100.00%
Purchase consideration		$ 2,000
Ohio Dispensaries
VARIABLE INTEREST ENTITIES ("VIE")
Equity interest in dispensaries						100.00%